Cash and cash equivalents (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at bank and on hand	SFr 3,865,481	SFr 6,957,086
Total cash and cash equivalents	SFr 3,865,481	SFr 6,957,086	SFr 20,484,836	SFr 18,695,040
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 113	SFr 120
P-1 / A-1
Cash and cash equivalents
Balances with banks	3,269,523	3,708,603
P-2 / A-2
Cash and cash equivalents
Balances with banks	286,399	3,031,028
Other
Cash and cash equivalents
Balances with banks	SFr 309,446	SFr 217,335
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	39.88%	52.98%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	56.22%	42.10%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	3.03%	2.69%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.87%	2.23%